Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

A.	Basis of Presentation:

The financial statements have been prepared in conformity with accounting principles generally accepted in United Sates of America (“US GAAP”).

B.	Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect reported amounts and disclosures made. Actual results could differ from those estimates.

C.	Financial statement in U.S. dollars:

The functional currency of the Company is the U.S. dollar (“dollar” or “$”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in foreign currencies have been re-measured to dollars.

All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of comprehensive loss as financial income or expenses, as appropriate.

D.	Cash and cash equivalents and restricted cash:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired, readily convertible to known amounts of cash and subject to an insignificant risk. Restricted cash consists of deposits pledged to a bank that provided guarantee in connection with an operating lease.

E.	Fair value of financial instruments:

The carrying values of cash and cash equivalents, restricted cash, trade accounts payable, accrued expenses and employees and related expenses recorded in other accounts payable, approximate their fair value due to the short-term maturity of these instruments.

ASC 820, “Fair Value Measurements and Disclosures,” defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact. The Company also considers assumptions that market participants would use when pricing the asset or liability, such as, inherent risk, transfer restrictions and risk of nonperformance.

F.	Fixed assets:

Fixed assets are stated at cost, less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%
Office furniture and equipment	7-15
Computer software and electronic equipment	33
Laboratory equipment	7-15
Leasehold improvements	Over the shorter of the lease term (including the option) or useful life

G.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During 2022 and 2021, no impairment losses were recognized.

H.	Accrued post-employment benefit:

Under Israeli employment laws, employees of the Company are covered under Section 14 of the Severance Compensation Act, 1963 (“Section 14”) for a portion of their salaries. According to Section 14, these employees are entitled to receive monthly deposits (payments) made by the Company on their behalf with insurance companies.

Payments in accordance with Section 14 release the Company from any future severance payments (under the Israeli Severance Compensation Act, 1963) with respect of those employees. The obligation to make the monthly deposits is expensed as incurred. In addition, the aforementioned deposits are not recorded as an asset in the Company’s balance sheet, and there is no liability recorded as the Company does not have a future obligation to make any additional payments.

I.	Revenue recognition:

The Company applies ASC 606 “Revenue from contracts with customers” (“ASC 606”). Under ASC 606, revenue is measured as the amount of consideration the Company expects to be entitled to, in exchange for transferring products or providing services to its customers and is recognized when or as performance obligations under the terms of contracts with the Company’s customers are satisfied. ASC 606 prescribes a five-step model for recognizing revenue from contracts with customers: (i) identify contract(s) with the customer; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the separate performance obligations in the contract; and (v) recognize revenue when (or as) each performance obligation is satisfied.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses whether the goods or services promised within each contract are distinct and, therefore, represent a separate performance obligation. Goods and services that are determined not to be distinct are combined with other promised goods and services. The Company then allocates the transaction price (the amount of consideration the Company expects to be entitled to from a customer in exchange for the promised goods or services) to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied.

Revenues from product sales are recognized upon the transfer of control, which is generally upon shipment or delivery.

Deferred revenue represents amounts received by the Company for which the related revenues have not been recognized because one or more of the revenue recognition criteria have not been met.

The current portion of deferred revenue represents the amount to be recognized within one year from the balance sheet date based on the estimated performance period of the underlying performance obligation, see Note 5 below.

J.	Share-based payment:

The Company applies ASC 718-10, “Share-Based Payment,” (“ASC 718-10”) which requires the measurement and recognition of compensation expenses for all share-based payment awards granted to employees and directors including share options granted under the Company’s incentive share option plan based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of share-based payment awards on the date of grant. The portion of the grant-date fair value of the share-based payment award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statements of comprehensive loss.

The Company estimates the fair value of share options granted as share-based payment awards using a Black-Scholes option pricing model. The Black-Scholes option pricing model requires a number of assumptions, of which the most significant are share price, expected volatility and the expected option term (the time from the grant date until the options are exercised or expire). Expected volatility is estimated based on volatility of similar companies in the technology sector. The expected option term is calculated for options granted to employees and directors using the “simplified” method, and grants to non-employees are based on the contractual term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The risk-free interest rate is based on the yield from Israel Treasury zero-coupon bonds with an equivalent term. Changes in the determination of each of the inputs can affect the fair value of the share options granted and the results of operations of the Company.

K.	Leases:

On January 1, 2019, the Company early adopted ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”) using the modified retrospective approach for all lease arrangements as of such date. The Company leases office space and vehicles under operating leases.

Operating leases are included in operating lease right of use (“ROU”) assets and operating lease liabilities in the Company’s balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities were recognized based on the present value of the remaining lease payments over the lease term. The Company’s incremental borrowing rate is used in determining the present value of lease payments because rate implicit in the Company’s leases is not readily determinable. The operating lease ROU asset excludes lease incentives. The expected lease terms include options to extend or terminate the lease when it is reasonably certain that such options will be exercised. Operating lease expense for is recognized on a straight-line basis over the lease term, variable payments are expensed in the periods incurred.

The Company has made an accounting policy election not to recognize ROU assets and lease liabilities that arise from leases with initial terms of 12 months or less. Instead, the Company continues to record such lease expenses on a straight-line basis over the lease term in the statements of comprehensive loss.

L.	Research and development expenses, net:

Research and development expenses, net, are charged to the statements of comprehensive loss as incurred.

M.	Basic and diluted net loss per ordinary share:

Basic loss per ordinary share is computed by dividing the net loss by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is computed by dividing the net loss by the weighted average number of ordinary shares outstanding plus the number of additional ordinary shares that would have been outstanding if all potentially dilutive ordinary shares had been issued, using the treasury stock method. Potentially dilutive ordinary shares were excluded from the diluted loss per share calculation because they were anti-dilutive.